Commitments and Contingent Liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Commitment period	7 years
Technology Outsourcing Services [Member]
Loss Contingencies [Line Items]
Percentage decrease in termination fees in each succeeding year, if terminated	15.00%
Service Bureau One [Member]
Loss Contingencies [Line Items]
Estimated contract termination fees	$ 1,672,000
Service Bureau Two [Member]
Loss Contingencies [Line Items]
Estimated contract termination fees	$ 1,542,000